SCHEDULE OF CHANGES IN FAIR VALUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Change in exchange rate increase	5.00%	5.00%
Impact on pre-tax profit increase	$ (758,594)	$ (221,050)
Change in exchange rate decrease	5.00%	5.00%
Impact on pre-tax profit decrease	$ 758,594	$ 221,050